1

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

July 31, 2020 (unaudited)

Description	Number of Shares	Value

REAL ESTATE RELATED SECURITIES – 75.7%

COMMON STOCKS – 8.4%

DIVERSIFIED REAL ESTATE ACTIVITIES – 3.5%
Airport City Ltd.*	4,669	$53,959
Allreal Holding AG*	764	152,002
CapitaLand Ltd.	150,800	304,351
Chinese Estates Holdings Ltd.	75,000	49,565
City Developments Ltd.	39,000	233,556
CTO Realty Growth, Inc.	326	12,923
Daito Trust Construction Co. Ltd.	3,500	274,478
Daiwa House Industry Co. Ltd.	33,900	748,079
DIC Asset AG	3,489	45,139
Far East Consortium International Ltd.	78,000	23,150
Hang Lung Properties Ltd.	87,000	213,442
Heiwa Real Estate Co. Ltd.	4,300	104,958
Henderson Land Development Co. Ltd.	99,735	373,262
K Wah International Holdings Ltd.	85,000	35,873
Kerry Properties Ltd.	45,500	108,272
Lendlease Corp. Ltd.	28,456	231,164
Leopalace21 Corp.*	9,900	14,577
Mitsubishi Estate Co. Ltd.	69,700	1,001,261
Mitsui Fudosan Co. Ltd.	49,000	766,065
Mobimo Holding AG*	348	97,480
Nomura Real Estate Holdings, Inc.	9,000	148,795
OUE Ltd.	18,100	15,027
SAMTY Co. Ltd.	1,400	15,215
Shinoken Group Co. Ltd.	4,300	31,170
Star Mica Holdings Co. Ltd.	2,000	22,071
Sumitomo Realty & Development Co. Ltd.	26,700	680,904
Sun Frontier Fudousan Co. Ltd.	1,700	13,166
Sun Hung Kai Properties Ltd.	78,000	948,621
Tokyo Tatemono Co. Ltd.	13,100	140,013
Tokyu Fudosan Holdings Corp.	25,300	96,685
Tricon Residential, Inc.	7,268	52,091
UOL Group Ltd.	32,700	158,395
Wharf Holdings Ltd. (The)	127,000	215,763

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$7,381,472

OFFICE – 0.0%**
Precinct Properties New Zealand Ltd.	84,495	96,348

REAL ESTATE DEVELOPMENT – 0.9%
Buwog Ag Escrow Shares	3,077	—

Description	Number of Shares	Value
Cedar Woods Properties Ltd.	4,976	$18,099
CK Asset Holdings Ltd.	134,000	744,058
DREAM Unlimited Corp., Class A	4,534	60,625
Forestar Group, Inc.*	1,558	26,969
Goldcrest Co. Ltd.	1,500	18,554
Greenland Hong Kong Holdings Ltd.	101,000	32,630
Helical PLC	12,067	48,431
Howard Hughes Corp. (The)*	2,643	140,581
Katitas Co. Ltd.	2,600	59,479
Nexity SA	2,227	75,845
Road King Infrastructure Ltd.	34,000	45,737
Selvaag Bolig ASA	6,948	38,694
Sino Land Co. Ltd.	132,000	159,943
St. Modwen Properties PLC	19,519	78,812
TAG Immobilien AG*	10,923	287,214
Tosei Corp.	2,300	17,805

TOTAL REAL ESTATE DEVELOPMENT		$1,853,476

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
ADO Properties SA	1,203	33,878
Aeon Mall Co. Ltd.	5,400	64,329
Urban & Civic PLC	6,245	19,305

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$117,512

REAL ESTATE OPERATING COMPANIES – 3.9%
Alony Hetz Properties & Investments Ltd.	7,307	79,702
Amot Investments Ltd.	8,779	42,756
Aroundtown SA*	56,773	341,864
Azrieli Group Ltd.	2,722	132,393
Big Shopping Centers Ltd.	209	14,979
CA Immobilien Anlagen AG*	5,378	168,563
Castellum AB	13,543	291,263
Catena AB	1,465	60,478
Chip Eng Seng Corp. Ltd.	44,200	14,372
Daibiru Corp.	5,100	46,856
Deutsche Wohnen SE	18,969	922,967
Dios Fastigheter AB	6,443	43,663
Entra ASA	5,914	83,487
Fabege AB	17,964	230,391
Fastighets AB Balder, Class B*	5,984	247,821
Grainger PLC	32,354	122,696
Grand City Properties SA	3,165	75,347

July 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
Hang Lung Group Ltd.	30,000	$72,600
Hongkong Land Holdings Ltd.	49,300	187,793
Hufvudstaden AB, Class A	3,483	45,232
Hulic Co. Ltd.	22,300	191,683
Hysan Development Co. Ltd.	11,001	30,392
Ichigo, Inc.	4,800	11,255
Immofinanz Ag*	2,937	48,445
Intershop Holding AG	103	62,991
Keihanshin Building Co. Ltd.	7,900	96,735
Kennedy-Wilson Holdings, Inc.	6,295	93,418
Klovern AB, Class B*	42,277	67,974
Kungsleden AB	9,447	76,410
LEG Immobilien AG*	4,272	595,674
Melisron Ltd.	1,293	49,371
Nyfosa AB*	11,802	88,335
PSP Swiss Property AG	2,810	312,160
S IMMO AG*	4,007	70,108
Sagax AB, Class D	25,109	86,481
Samhallsbyggnadsbolaget i Norden AB	81,389	221,886
Swire Properties Ltd.	55,600	128,491
Swiss Prime Site AG	3,484	317,962
Takara Leben Co. Ltd.	7,200	22,772
Vonovia SE	30,255	1,955,563
Wallenstam AB, Class B	6,496	81,303
Wharf Real Estate Investment Co. Ltd.	102,000	360,759
Wihlborgs Fastigheter AB	8,624	145,332

TOTAL REAL ESTATE OPERATING COMPANIES		$8,340,723

RETAIL – 0.0%**
Kiwi Property Group Ltd.	25,687	18,315

TOTAL COMMON STOCKS (COST $15,760,642)		$17,807,846

EXCHANGE-TRADED FUNDS – 32.6%

EQUITY FUNDS – 32.6%
Schwab U.S. REIT ETF#	957,500	35,006,200
Vanguard Global ex-U.S. Real Estate ETF	712,000	33,748,800

TOTAL EQUITY FUNDS		$68,755,000

TOTAL EXCHANGE-TRADED FUNDS (COST $76,571,648)		$68,755,000

INVESTMENT COMPANIES – 3.6%

DIVERSIFIED – 3.6%
Tortoise MLP & Pipeline Fund	973,466	7,641,711

REAL ESTATE OPERATING COMPANIES – 0.0%**
BMO Commercial Property Trust Ltd.	13,224	10,099

TOTAL INVESTMENT COMPANIES (COST $12,912,522)		$7,651,810

Description	Number of Shares	Value

REAL ESTATE INVESTMENT TRUSTS – 31.1%

DIVERSIFIED – 5.1%
Abacus Property Group	21,546	$41,327
Activia Properties, Inc.	24	78,981
American Assets Trust, Inc.	2,528	68,256
American Finance Trust, Inc.	15,406	112,541
Charter Hall Group	34,892	260,119
Charter Hall Long Wale REIT	18,790	61,863
Cofinimmo SA	897	128,033
Colony Capital, Inc.	31,235	59,971
Cominar REIT	2,682	15,978
Covivio	3,213	230,912
Daiwa House REIT Investment Corp.	78	202,810
Empire State Realty Trust, Inc., Class A	11,473	75,722
Equinix, Inc.	4,443	3,489,888
Gecina SA	2,892	375,158
Gladstone Commercial Corp.	1,116	20,311
Global Net Lease, Inc.	4,719	78,571
Goodman Property Trust	95,209	140,866
GPT Group (The)	101,604	281,163
Growthpoint Properties Australia Ltd.	18,802	43,052
H&R REIT	11,787	88,439
Hankyu Hanshin REIT, Inc.	60	64,604
Heiwa REIT, Inc.	76	78,759
Hulic REIT, Inc.	26	30,592
ICADE	2,288	150,578
Kenedix Office Investment Corp.	30	163,251
Land Securities Group PLC	34,437	259,373
Lar Espana Real Estate Socimi SA	2,557	13,421
Lexington Realty Trust	13,070	151,612
LondonMetric Property PLC	53,050	160,264
LXI REIT PLC	19,555	27,056
Mapletree North Asia Commercial Trust	138,100	86,651
Merlin Properties Socimi SA	20,539	169,930
Mirvac Group	240,328	357,633
NIPPON REIT Investment Corp.	35	105,820
Nomura Real Estate Master Fund, Inc.	253	313,762
NSI NV	1,341	47,740
One Liberty Properties, Inc.	2,568	43,579
Picton Property Income Ltd. (The)	63,920	56,930
Premier Investment Corp.	106	119,151
PS Business Parks, Inc.	694	95,737
REIT 1 Ltd.	11,700	46,367
Sakura Sogo REIT Investment Corp.	24	17,730
Samty Residential Investment Corp.	22	19,513
Sekisui House REIT, Inc.	215	140,637
Soilbuild Business Space REIT	12	4

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
Star Asia Investment Corp.	80	$32,040
Stockland	115,129	260,204
STORE Capital Corp.	11,268	266,939
Sunlight REIT	139,000	64,955
Suntec REIT	82,900	81,343
Tokyu REIT, Inc.	87	108,698
Tosei REIT Investment Corp.	15	14,489
United Urban Investment Corp.	134	130,311
VEREIT, Inc.	61,783	402,207
Washington REIT	4,250	95,030
WP Carey, Inc.	9,707	692,789
XYMAX REIT Investment Corp.	19	14,905
Yuexiu REIT	95,000	42,571

TOTAL DIVERSIFIED		$10,781,136

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**
Sella Capital Real Estate Ltd.	10,469	17,093

INDUSTRIALS – 5.6%
Americold Realty Trust	9,685	390,790
APN Industria REIT	12,124	21,210
Ascendas REIT	173,100	448,063
Dream Industrial REIT	7,428	61,001
Duke Realty Corp.	17,894	719,160
EastGroup Properties, Inc.	1,590	210,929
First Industrial Realty Trust, Inc.	4,910	215,647
Frasers Logistics & Commercial Trust	187,320	185,434
GLP J-REIT	153	255,193
Goodman Group	93,012	1,130,894
Granite REIT	1,863	108,349
Industrial & Infrastructure Fund Investment Corp.	95	178,673
Industrial Logistics Properties Trust	5,261	111,060
Innovative Industrial Properties, Inc.#	658	68,583
Japan Logistics Fund, Inc.	48	144,336
LaSalle Logiport REIT	96	174,798
Mapletree Industrial Trust	103,300	246,975
Mapletree Logistics Trust	158,250	246,501
Mitsubishi Estate Logistics REIT Investment Corp.	19	86,636
Mitsui Fudosan Logistics Park, Inc.	27	147,363
Monmouth Real Estate Investment Corp.	5,189	74,877
Montea CVA	593	65,869
Nippon Prologis REIT, Inc.	123	424,595
Prologis, Inc.	38,758	4,085,868
Rexford Industrial Realty, Inc.	4,436	208,181
Segro PLC	65,377	827,952
STAG Industrial, Inc.	7,013	228,624
Summit Industrial Income REIT	2,802	25,207
Terreno Realty Corp.	2,585	157,065

Description	Number of Shares	Value
Tritax Big Box REIT PLC	82,699	$163,545
Warehouses De Pauw CVA	9,840	316,678

TOTAL INDUSTRIALS		$11,730,056

OFFICE – 4.1%
Alexandria Real Estate Equities, Inc.	6,245	1,108,800
Allied Properties REIT	4,391	131,489
alstria office REIT AG*	7,735	115,708
Befimmo SA	330	14,969
Boston Properties, Inc.	7,803	695,169
Brandywine Realty Trust	9,291	100,622
CapitaLand Commercial Trust	146,500	172,755
Champion REIT	160,000	84,893
City Office REIT, Inc.	2,823	24,419
Columbia Property Trust, Inc.	8,546	102,210
Corporate Office Properties Trust	5,911	156,523
Cousins Properties, Inc.	7,741	237,804
Cromwell Property Group	99,187	62,937
Daiwa Office Investment Corp.	18	94,368
Derwent London PLC	7,299	274,608
Dexus	63,973	388,340
Douglas Emmett, Inc.	7,065	205,874
Dream Office REIT	3,839	56,434
Easterly Government Properties, Inc.	5,688	139,072
Equity Commonwealth	8,714	275,101
Franklin Street Properties Corp.	5,659	29,710
GDI Property Group	37,938	28,983
Global One Real Estate Investment Corp.	77	69,569
Great Portland Estates PLC	16,267	125,439
Hibernia REIT PLC	36,138	48,472
Highwoods Properties, Inc.	5,470	209,720
Hudson Pacific Properties, Inc.	8,172	192,614
Ichigo Office REIT Investment Corp.	99	64,597
Inmobiliaria Colonial Socimi SA	20,649	176,999
Intervest Offices & Warehouses NV	685	17,643
Invesco Office J-REIT, Inc.	690	81,405
Japan Excellent, Inc.	65	68,673
Japan Prime Realty Investment Corp.	48	126,148
Japan Real Estate Investment Corp.	64	326,550
JBG SMITH Properties	6,514	188,971
Keppel REIT	134,000	107,840
Kilroy Realty Corp.	5,144	299,741
Mack-Cali Realty Corp.	6,689	96,455
Manulife US REIT	29,035	22,456
MCUBS MidCity Investment Corp.	153	99,694
Mirai Corp.	138	43,072
Mori Hills REIT Investment Corp.	84	108,926
Mori Trust Sogo REIT, Inc.	51	59,529

July 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
Nippon Building Fund, Inc.	82	$458,451
Office Properties Income Trust	2,541	63,906
One REIT, Inc.	16	36,578
Orix JREIT, Inc.	184	237,374
OUE Commercial Real Estate Investment Trust	118,851	33,195
Paramount Group, Inc.	14,237	101,510
Piedmont Office Realty Trust, Inc., Class A	6,634	107,537
Prosperity REIT	65,000	19,546
Regional REIT Ltd.	31,547	27,422
SL Green Realty Corp.	4,685	217,853
Vornado Realty Trust	9,105	314,305
Workspace Group PLC	10,595	85,387

TOTAL OFFICE		$8,738,365

REAL ESTATE OPERATING COMPANIES – 0.0%**
Capital & Counties Properties PLC	26,301	48,139

RESIDENTIAL – 4.5%
Advance Residence Investment Corp.	73	237,052
American Campus Communities, Inc.	8,335	297,059
American Homes 4 Rent, Class A	11,054	320,566
Apartment Investment and Management Co., Class A	8,258	320,576
AvalonBay Communities, Inc.	7,510	1,149,931
Bluerock Residential Growth REIT, Inc.	2,866	20,750
Camden Property Trust	5,106	463,676
Canadian Apartment Properties REIT	5,526	200,379
Civitas Social Housing PLC	32,796	48,254
Comforia Residential REIT, Inc.	47	147,212
Daiwa Securities Living Investments Corp.	122	123,367
Empiric Student Property PLC	15,749	13,309
Equity LifeStyle Properties, Inc.	8,757	598,278
Equity Residential	18,409	987,275
Essex Property Trust, Inc.	3,485	769,279
Front Yard Residential Corp.	2,160	18,727
Independence Realty Trust, Inc.	3,834	44,091
Ingenia Communities Group	24,221	81,886
InterRent REIT	6,334	64,596
Investors Real Estate Trust	389	28,125
Invitation Homes, Inc.	26,091	778,034
Irish Residential Properties REIT PLC	33,709	57,528
Kenedix Residential Next Investment Corp.	76	138,636
Killam Apartment REIT	2,717	35,295
Mid-America Apartment Communities, Inc.	5,426	646,725
NexPoint Residential Trust, Inc.	608	23,244
Nippon Accommodations Fund, Inc.	36	232,310
Northview Apartment REIT	2,317	60,613
Preferred Apartment Communities, Inc., Class A	5,454	39,432

Description	Number of Shares	Value
Starts Proceed Investment Corp.	19	$36,528
Sun Communities, Inc.	4,486	672,586
UDR, Inc.	14,338	519,036
UMH Properties, Inc.	2,326	28,610
UNITE Group PLC (The)	20,630	253,200

TOTAL RESIDENTIAL		$9,456,165

RETAIL – 4.2%
Acadia Realty Trust	10,721	129,081
AEON REIT Investment Corp.	79	77,907
Agree Realty Corp.	2,237	149,812
Alexander’s, Inc.	245	61,689
Altarea SCA	156	21,403
British Land Co. PLC (The)	42,410	202,386
Brixmor Property Group, Inc.	15,303	176,138
Brookfield Property REIT, Inc., Class A#	2,242	26,030
BWP Trust	45,660	125,173
CapitaLand Mall Trust	168,900	233,441
CapitaLand Retail China Trust	16,985	15,293
Charter Hall Retail REIT	6,721	15,260
Choice Properties REIT	12,370	117,101
Essential Properties Realty Trust, Inc.	4,700	75,670
Eurocommercial Properties NV	1,066	13,178
Federal Realty Investment Trust	3,704	282,615
First Capital Real Estate Investment Trust	1,322	13,403
Fortune REIT	101,000	88,005
Frasers Centrepoint Trust	44,023	76,897
Frontier Real Estate Investment Corp.	5	13,935
Fukuoka REIT Corp.	12	13,928
Getty Realty Corp.	2,065	61,186
Hammerson PLC	32,235	26,932
Japan Retail Fund Investment Corp.	119	143,085
Kenedix Retail REIT Corp.	14	24,316
Kimco Realty Corp.	22,269	248,299
Kite Realty Group Trust	3,650	36,026
Klepierre SA	8,409	145,634
Link REIT	119,300	925,658
Macerich Co. (The)#	8,143	62,131
Mapletree Commercial Trust	150,023	202,009
National Retail Properties, Inc.	9,051	320,858
Realty Income Corp.	17,921	1,076,156
Regency Centers Corp.	9,639	395,488
Retail Estates NV	459	29,333
Retail Opportunity Investments Corp.	9,001	97,841
Retail Properties of America, Inc., Class A	11,268	71,664
RioCan REIT	3,304	36,902
RPT Realty	7,219	44,902

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Sasseur Real Estate Investment Trust	34,300	$19,379

Saul Centers, Inc.	797	24,476

Scentre Group	265,425	384,679

Seritage Growth Properties, Class A*	2,127	19,802

Shaftesbury PLC	8,605	57,846

Shopping Centres Australasia Property Group	49,146	75,632

Simon Property Group, Inc.	16,527	1,030,458

SITE Centers Corp.	7,871	57,694

Spirit Realty Capital, Inc.	5,259	181,225

Tanger Factory Outlet Centers, Inc.#	9,240	59,413

Taubman Centers, Inc.	4,397	170,252

True North Commercial Real Estate Investment Trust	3,946	17,411

Unibail-Rodamco-Westfield	6,020	315,778

Urban Edge Properties	7,955	83,368

Urstadt Biddle Properties, Inc., Class A	1,922	18,855

Vastned Retail NV	1,224	30,960

Vicinity Centres	178,095	164,519

Weingarten Realty Investors	10,602	180,870

Whitestone REIT	2,143	14,144

TOTAL RETAIL		$8,783,526

SPECIALIZED – 7.6%
Aedifica SA	1,769	203,839
Apple Hospitality REIT, Inc.	17,422	153,662
Arena REIT	17,467	28,021
Ascott Residence Trust	176,183	115,649
Assura PLC	126,635	130,567
Big Yellow Group PLC	10,056	134,077
CareTrust REIT, Inc.	5,040	90,821
CDL Hospitality Trusts	63,800	45,444
Charter Hall Social Infrastructure REIT	30,135	52,275
Community Healthcare Trust, Inc.	461	21,082
CoreCivic, Inc.	12,885	114,805
CoreSite Realty Corp.	1,899	245,066
CubeSmart	10,208	302,871
CyrusOne, Inc.	5,971	498,101
DiamondRock Hospitality Co.	15,284	70,612
Digital Realty Trust, Inc.	13,940	2,237,928
Diversified Healthcare Trust	12,759	49,696
EPR Properties	4,853	138,941
Extra Space Storage, Inc.	7,332	757,689
Farmland Partners, Inc.#	2,902	20,053
Four Corners Property Trust, Inc.	3,633	91,552
Gaming and Leisure Properties, Inc.	10,886	394,182
GEO Group, Inc. (The)	13,202	140,337
Gladstone Land Corp.	1,517	24,393
Health Care & Medical Investment Corp.	17	18,639

Description	Number of Shares	Value

Healthcare Realty Trust, Inc.	7,053	$206,653

Healthcare Trust of America, Inc., Class A	10,924	301,612

Healthpeak Properties, Inc.	26,102	712,324

Hersha Hospitality Trust	3,210	15,280

Host Hotels & Resorts, Inc.	37,823	407,732

Ichigo Hotel REIT Investment Corp.	16	8,417

Invincible Investment Corp.	322	73,536

Iron Mountain, Inc.#	18,165	512,071

Japan Hotel REIT Investment Corp.	175	63,479

Keppel DC REIT	87,295	189,723

Life Storage, Inc.	2,460	241,400

LTC Properties, Inc.	3,212	119,326

Medical Properties Trust, Inc.	28,187	567,404

National Health Investors, Inc.	2,938	182,156

National Storage Affiliates Trust	3,129	96,436

National Storage REIT	33,137	42,534

NorthWest Healthcare Properties REIT	2,862	24,038

Omega Healthcare Investors, Inc.	11,525	373,180

Ooedo Onsen REIT Investment Corp.	20	10,100

Park Hotels & Resorts, Inc.	5,680	46,974

Parkway Life REIT	17,000	44,115

Pebblebrook Hotel Trust	8,860	93,916

Physicians Realty Trust	9,773	176,305

Primary Health Properties PLC	77,644	156,367

Public Storage	8,269	1,652,808

QTS Realty Trust, Inc., Class A	2,463	177,213

RLJ Lodging Trust	11,928	95,543

Rural Funds Group	14,991	21,870

Ryman Hospitality Properties, Inc.	1,260	40,345

Sabra Health Care REIT, Inc.	11,566	170,483

Safehold, Inc.	372	18,760

Safestore Holdings PLC	15,484	155,649

Summit Hotel Properties, Inc.	9,756	50,536

Sunstone Hotel Investors, Inc.	21,286	159,219

Universal Health Realty Income Trust	726	50,515

Ventas, Inc.	20,456	784,692

VICI Properties, Inc.	25,125	545,464

Vital Healthcare Property Trust	24,302	42,270

Welltower, Inc.	22,005	1,178,588

Xenia Hotels & Resorts, Inc.	5,942	47,298

TOTAL SPECIALIZED		$15,936,633

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $65,968,419)		$65,491,113

TOTAL REAL ESTATE RELATED SECURITIES (COST $171,213,231)		$159,705,769

July 31, 2020 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

COMMODITY RELATED SECURITIES – 21.7%

EXCHANGE-TRADED COMMODITY FUNDS – 18.4%

COMMODITY FUNDS – 18.4%
iShares Commodities Select Strategy ETF	375,100	$9,343,741
iShares Gold Trust*	941,650	17,759,519
iShares Silver Trust*	144,100	3,263,865
SPDR S&P Global Natural Resources ETF	221,000	8,398,000

TOTAL COMMODITY FUNDS		$38,765,125

TOTAL EXCHANGE-TRADED COMMODITY FUNDS (COST $38,974,377)		$38,765,125

INVESTMENT COMPANY COMMODITY FUND – 3.3%

COMMODITY FUND – 3.3%
Vanguard Commodity Strategy Fund	295,567	6,883,744

TOTAL INVESTMENT COMPANY COMMODITY FUND (COST $6,000,000)		$6,883,744

TOTAL COMMODITY RELATED SECURITIES (COST $44,974,377)		$45,648,869

SHORT-TERM INVESTMENTS – 2.5%

MONEY MARKET FUND – 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%^	5,266,667	5,266,667

TOTAL SHORT-TERM INVESTMENTS (COST $5,266,667)		$5,266,667

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.8%

REPURCHASE AGREEMENTS – 2.8%

Bank of America Securities, Inc., 0.10%, dated 7/31/20, due 8/03/20, repurchase price $1,104,267 collateralized by U.S. Government Agency Securities, 2.38% to 4.50%, maturing 3/01/42 to 5/01/58; total market value of $1,126,343.	$1,104,258	$1,104,258

Bank of Montreal, 0.09%, dated 7/31/20, due 8/03/20, repurchase price $439,598 collateralized by U.S. Government Agency Securities, 3.00% to 4.50%, maturing 8/20/49 to 5/01/50; total market value of $448,387.	439,595	439,595

BNP Paribas SA, 0.10%, dated 7/31/20, due 8/03/20, repurchase price $1,104,267 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 3/25/21 to 6/20/50; total market value of $1,126,343.	1,104,258	1,104,258

Citigroup Global Markets Ltd., 0.09%, dated 7/31/20, due 8/03/20, repurchase price $1,104,266 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 1/28/21 to 4/01/59; total market value of $1,126,343.	1,104,258	1,104,258

HSBC Securities USA, Inc., 0.08%, dated 7/31/20, due 8/03/20, repurchase price $1,104,265 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 11/16/28 to 5/20/50; total market value of $1,126,343.	1,104,258	1,104,258

RBC Dominion Securities, Inc., 0.09%, dated 7/31/20, due 8/03/20, repurchase price $1,104,266 collateralized by U.S. Government Agency Securities, 2.00% to 4.50%, maturing 2/20/47 to 7/01/50; total market value of $1,126,343.	1,104,258	1,104,258

TOTAL REPURCHASE AGREEMENTS (COST $5,960,885)		$5,960,885

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $5,960,885)		$5,960,885

TOTAL INVESTMENTS 102.7% (COST $227,415,160)		$216,582,190

COLLATERAL FOR SECURITIES ON LOAN – (2.8%)		(5,960,885)

OTHER ASSETS LESS LIABILITIES – 0.1%		293,519

TOTAL NET ASSETS – 100.0%		$210,914,824

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Real Asset Fund (concluded)

#	Security, or a portion thereof, is on loan.
^	7-Day net yield.
*	Non-income producing security.
**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:		Currency Code	Currency

CVA	Dutch Certification	GBP	Pound Sterling

ETF	Exchange-Traded Fund	SEK	Swedish Krona
J-REIT	Japanese Real Estate Investment Trust
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited Partnership With Share Capital
SPDR	Standard & Poor’s Depository Receipts

At July 31, 2020, the Wilmington Real Asset Fund had the following outstanding forward foreign currency contracts, which contractually obligates theFund to deliver or receive currencies at specified future dates:

		Contracts to	Contract	Contract	Unrealized	Unrealized
Settlement Date	Counterparty	Deliver/Receive	Amount	at Value	Appreciation	(Depreciation)
CONTRACTS PURCHASED
8/4/2020	Bank of New York Mellon	369,149 SEK	$42,077	$42,045	$—	$(32)
8/4/2020	State Street Corp.	18,219 GBP	23,867	23,849	—	(18)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$—	$(50)

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

July 31, 2020 (unaudited)